Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests

A summary of loans to directors, executive officers and their related interests follows:

	2017	2016
	(dollars in thousands)
Balance, at beginning of the year	$14,815	$19,208
Disbursements during the year	620	3,798
Collections during the year	(6,743)	(8,191)
Balance, at end of the year	$8,692	$14,815